CONSOLIDATED STATEMENTS OF COMMON SHAREHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Earnings Reinvested in the Business	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2011	$ 3,300,923		$ 3,308,957	$ 22,873	$ (30,907)
Beginning Balance, in shares at Dec. 31, 2011		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	273,821			273,821
Common stock dividend	(88,594)			(88,594)
Other comprehensive income (loss)	(1,922)				(1,922)
Ending Balance at Dec. 31, 2012	3,484,228		3,308,957	208,100	(32,829)
Ending Balance, in shares at Dec. 31, 2012		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	285,728			285,728
Common stock dividend	(170,821)			(170,821)
Other comprehensive income (loss)	80,544				80,544
Ending Balance at Dec. 31, 2013	$ 3,679,679		3,308,957	323,007	47,715
Ending Balance, in shares at Dec. 31, 2013	200	200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 171,835			171,835
Common stock dividend	(223,428)			(223,428)
Other comprehensive income (loss)	(84,758)				(84,758)
Ending Balance at Dec. 31, 2014	$ 3,543,328		$ 3,308,957	$ 271,414	$ (37,043)
Ending Balance, in shares at Dec. 31, 2014	200	200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 133,364
Other comprehensive income (loss)	2,751
Ending Balance at Sep. 30, 2015	$ 3,486,853
Ending Balance, in shares at Sep. 30, 2015	200